UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI April 3, 2012
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:      89,446


List of Other Included Managers:

No.		13F File Number		Name
n/a


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODUCTS & CHEMICALS INC.  COM              009158106     1771    19290 SH       Sole                    19290
AMERICAN EXPRESS COMPANY       COM              025816109     1960    33879 SH       Sole                    33879
APACHE CORPORATION             COM              037411105     2022    20135 SH       Sole                    20135
BAKER HUGHES                   COM              057224107     1399    33361 SH       Sole                    33361
BAXTER INTERNATIONAL INC.      COM              071813109      227     3800 SH       Sole                     3800
BLACKROCK INC                  COM              09247X101     2883    14070 SH       Sole                    14070
CAPITAL ONE FINANCIAL CORP.    COM              14040H105     1984    35585 SH       Sole                    35585
CATERPILLAR INC.               COM              149123101     1834    17222 SH       Sole                    17222
CHUBB CORP.                    COM              171232101     3273    47355 SH       Sole                    47355
COMCAST CORP. CL A             COM              20030N101     2155    71815 SH       Sole                    71815
CONOCOPHILLIPS                 COM              20825C104     1895    24925 SH       Sole                    24925
COVIDIEN PLC                   COM              G2554F113     2056    37595 SH       Sole                    37595
DANAHER CORPORATION            COM              235851102     2387    42630 SH       Sole                    42630
DARDEN RESTAURANTS, INC.       COM              237194105     1585    30990 SH       Sole                    30990
DENTSPLY INTERNATIONAL         COM              249030107     1670    41615 SH       Sole                    41615
DIGITAL REALTY TRUST INC       COM              253868103     2026    27390 SH       Sole                    27390
DIRECTV                        COM              25490A101     1887    38240 SH       Sole                    38240
EXXON MOBIL CORPORATION        COM              30231G102     3701    42675 SH       Sole                    42675
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1477    38834 SH       Sole                    38834
ILLINOIS TOOL WORKS INC.       COM              452308109     1803    31570 SH       Sole                    31570
INTERNATIONAL BUSINESS MACHINE COM              459200101     2836    13590 SH       Sole                    13590
J P MORGAN CHASE & CO.         COM              46625H100     2658    57804 SH       Sole                    57804
JOHNSON & JOHNSON              COM              478160104     1697    25725 SH       Sole                    25725
KRAFT FOODS INC.               COM              50075N104     2362    62145 SH       Sole                    62145
MACYS INC.                     COM              55616P104     2091    52633 SH       Sole                    52633
METROPOLITAN LIFE              COM              59156R108     1590    42570 SH       Sole                    42570
MICROSOFT CORPORATION          COM              594918104     2634    81655 SH       Sole                    81655
MYLAN LABS                     COM              628530107     1848    78800 SH       Sole                    78800
PEPSICO INC.                   COM              713448108     2487    37485 SH       Sole                    37485
PFIZER INC.                    COM              717081103     1755    77485 SH       Sole                    77485
PNC FINANCIAL SERVICES GROUP I COM              693475105     2176    33736 SH       Sole                    33736
QUALCOMM INC.                  COM              747525103     1960    28805 SH       Sole                    28805
RAYMOND JAMES FINANCIAL CORP.  COM              754730109     1980    54213 SH       Sole                    54213
SCHLUMBERGER LTD.              COM              806857108     1607    22980 SH       Sole                    22980
SUNCOR ENERGY INC              COM              867224107     1342    41045 SH       Sole                    41045
TARGET CORPORATION             COM              87612E106     2066    35456 SH       Sole                    35456
THERMO ELECTRON CORP.          COM              883556102     1657    29395 SH       Sole                    29395
TIMKEN COMPANY                 COM              887389104     1859    36647 SH       Sole                    36647
TRAVELERS COMPANIES INC.       COM              89417E109     1654    27935 SH       Sole                    27935
TYCO INTERNATIONAL LTD.        COM              H89128104     2164    38520 SH       Sole                    38520
UNITED PARCEL SERVICE          COM              911312106     1675    20750 SH       Sole                    20750
UNITED TECHNOLOGIES CORPORATIO COM              913017109     2285    27545 SH       Sole                    27545
VISA INC.                      COM              92826C839     1049     8887 SH       Sole                     8887
WALT DISNEY COMPANY            COM              254687106     1849    42245 SH       Sole                    42245
WELLS FARGO & COMPANY          COM              949746101     2169    63530 SH       Sole                    63530